CAPITAL AND FINANCIAL RISK MANAGEMENT (Narrative) (Details) - USD ($) shares in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2015	Apr. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Increase interest income		$ 31,000	$ 31,000
Issuance of exchangeable senior notes					$ 115,000,000
Repurchased of exchangeable senior notes				$ 15,100,000
Outstanding amount				$ 99,900,000	$ 1,000
Term of exchangeable senior notes					30-year
Repayment of term loan	$ 81,250,000
Number of American Depository Shares issued	5.3
Notes and debenture retired	$ 99,700,000
Strategic investment and partnership with MiCo						$ 45,000,000
Equity investment						25,200,000
Investment in unsecured junior convertible note						$ 20,000,000